Other taxes payable - Schedule of Other Taxes Payable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Other Taxes Payable [Abstract]
VAT payables		¥ 28	¥ 3
Others		4	1
Total	$ 5	¥ 32	¥ 4